TYPE 13F-HR
PERIOD 03/31/06
FILER
CIK 0001259671
CCC e#fkfe6e
SUBMISSION-CONTACT
NAME Carol Sullivan
PHONE 410-653-8198
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM 13F
FORM 13F COVER PAGE
Report of the Calendar Year or Quarter Ended: March 31, 2006
Check here if Amendment [ x]; Amendment Number: 01
This Amendment (Check only one): [ ] is a restatement
      [x ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Wagner Capital Management Corp
Address: 1838 Greene Tree Road, Suite 280
Baltimore, Maryland 21208
13F File Number:
The institutional investment manager filing this report and the person
By whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report of Behalf of Reporting Manager:
Name: Carol Sullivan
Title: Administrator
Phone: 410-653-7979
Signature, Place, and Data of Signing:
Carol Sullivan Baltimore, Maryland August 22,2007
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORTS
[ ] 13 F NOTICE
[ ] 13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
None
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 138
Form 13F Information Table Value Total: 117462
List of Other Included Managers:
None
3 M Company COM 88579Y101 737 9742 SOLE NONE X X
A E S Corp COM 00130H105 312 18300 SOLE NONE X X
Abbott Laboratories COM 002824100 1113 26216 SOLE NONE
X X
Aetna Life Casualty COM 00817Y108 344 7002 SOLE NONE
X X
ALCOA Inc COM 013817101 909 29747 SOLE NONE X X
Allstate Insurance Co COM 020002101 400 7683 SOLE NONE
X X
Altria Group Inc (formerly Ph COM 02209S103 1607 22687 SOLE
NONE X X
American Express Company COM 025816109 1939 36915 SOLE
NONE X X
American International G COM 026874107 1105 16726 SOLE
NONE X X
Ameriprise Financial COM 03076C106 377 8378 SOLE NONE
X X
Amsouth Bancorp COM 032165102 269 9975 SOLE NONE X X
Arch Coal Inc COM 039380100 436 5750 SOLE NONE X X
Archstone Smith TRUST COM 139583109 504 10340 SOLE NONE
X X
B A S F Ag ADR 055262505 668 8530 SOLE NONE X X
Baker Hughes Inc COM 057224107 1087 15900 SOLE NONE
X X
BankAmerica Corp COM 060505104 2260 49637 SOLE NONE
X X
Best Buy Inc COM 086516101 392 7016 SOLE NONE X X
Bp Amoco Plc Adr ADR 055622104 1785 25902 SOLE NONE
X X
Briggs & Stratton COM 109043109 489 13826 SOLE NONE
X X
Bristol Myers Squibb COM 110122108 503 20445 SOLE NONE
X X
Burlington Northern Santa Fe C COM 12189T104 854 10250 SOLE
NONE X X
Capital One Financial COM 14040H105 328 4077 SOLE NONE
X X
Carnegie Intl Corp Colo COM 143500106 0 14000 SOLE NONE
X X
Carramerica Realty COM 144418100 384 8619 SOLE NONE
X X
Casavant Intl Mng Corp COM 125809996 0 25599 SOLE NONE
X X
Caterpillar Inc COM 149123101 1716 23909 SOLE NONE X X
Chevrontexaco Corp COM 166764100 767 13239 SOLE NONE
X X
Cisco Systems Inc COM 17275R102 1508 69635 SOLE NONE
X X
Citigroup, Inc COM 172967101 2655 56217 SOLE NONE X X
Clorox Co COM 189054109 753 12583 SOLE NONE X X
CN Bancorp, Inc COM 12612U108 155 10000 SOLE NONE X X
Coach Inc COM 189754104 205 5940 SOLE NONE X X
Coca-Cola Co COM 191216100 963 23015 SOLE NONE X X
Colgate-Palmolive Co COM 194162103 1170 20500 SOLE NONE
X X
Conagra COM 205887102 218 10162 SOLE NONE X X
Conocophillips COM 20825C104 539 8539 SOLE NONE X X
Constellation Energy Co COM 210371100 296 5411 SOLE NONE
X X
Costco Wholesale Corp COM 22160K105 214 3965 SOLE NONE
X X
CSX Corp COM 126408103 525 8793 SOLE NONE X X
Cummins Inc COM 236021106 1673 15925 SOLE NONE X X
Danaher Corp COM 235851102 200 3150 SOLE NONE X X
Dell Computer Co COM 247025109 203 6840 SOLE NONE
X X
Devon Energy COM 25179M103 204 3350 SOLE NONE X X
Duke Power Co COM 264399106 589 20216 SOLE NONE X X
E M C Corp Mass COM 268648102 360 26477 SOLE NONE X X
Eli Lilly Co COM 532457108 680 12312 SOLE NONE X X
Exxon Mobil Corporation COM 30231G102 2720 44698 SOLE NONE
X X
FedEx Corp COM 31428X106 222 1969 SOLE NONE X X
First Ind'l Realty COM 32054K103 277 6505 SOLE NONE
X X
Fortune Brands COM 349631101 270 3360 SOLE NONE X X
FPL Group Inc COM 302571104 390 9725 SOLE NONE X X
Fulton Financial COM 360271100 176 10269 SOLE NONE
X X
Genentech Inc COM 368710406 218 2585 SOLE NONE X X
General Electric Co COM 369604103 3316 95346 SOLE NONE
X X
Goldman Sachs Group Inc COM 38141G104 663 4225 SOLE NONE
X X
Healthcare Realty Trust COM 421946104 906 24240 SOLE NONE
X X
Hershey Foods COM 427866108 817 15654 SOLE NONE X X
Hewlett-Packard Company COM 482236103 976 29694 SOLE NONE
X X
Home Depot COM 437076102 1976 46715 SOLE NONE X X
Home Properties Of Ny COM 437306103 983 19238 SOLE NONE
X X
Honda Motor Co Ltd Adr ADR 438128308 460 14875 SOLE NONE
X X
Illinois Tool Works Inc COM 452308109 366 3805 SOLE NONE
X X
Ingersoll Rand Co Cl A ADR G4776G101 766 18340 SOLE NONE
X X
Intel Corp COM 458140100 1720 88388 SOLE NONE X X
International Paper Co COM 460146103 721 20862 SOLE NONE
X X
Intl Business Machines COM 459200101 649 7881 SOLE NONE
X X
J P Morgan COM 46625H100 204 4902 SOLE NONE X X
Johnson & Johnson COM 478168104 4088 69040 SOLE NONE
X X
Johnson Controls Inc COM 478366107 901 11875 SOLE NONE
X X
Kellogg Co COM 487836108 663 15062 SOLE NONE X X
Kimberly Clark Corp COM 494368103 494 8557 SOLE NONE
X X
Kinder Morgan Energy Lp COM 494550106 527 10945 SOLE NONE
X X
Lexington Corp Pptys COM 529043101 206 9926 SOLE NONE
X X
Lockheed Martin Corp COM 539830109 1216 16186 SOLE NONE
X X
Lowes Companies Inc COM 548661107 2157 33486 SOLE NONE
X X
Mack-Cali Realty COM 554489104 249 5200 SOLE NONE
X X
McDonalds Corp COM 580135101 1979 57612 SOLE NONE X X
Mcwatters Mng Inc New COM 582905501 0 50000 SOLE NONE
X X
Medtronic Inc COM 585055106 2614 51514 SOLE NONE X X
Merrill Lynch COM 590188108 212 2700 SOLE NONE X X
Metlife COM 59156R108 320 6620 SOLE NONE X X
Microsoft Corp COM 594918104 2305 84726 SOLE NONE X X
Mobilepro Corp New COM 60742E205 3 14000 SOLE NONE
X X
Nike COM 654106103 663 7798 SOLE NONE X X
Norfolk Southern Corp COM 655844108 1401 25916 SOLE NONE
X X
Nyse Group COM 62949W103 586 7400 SOLE NONE X X
O C G Technology COM 670818103 0 10000 SOLE NONE
X X
Oracle Corp COM 68389X105 753 55068 SOLE NONE X X
Parker Hannifin Corp COM 701094104 955 11850 SOLE NONE
X X
Patapsco Bancorp Inc COM 702898107 366 31363 SOLE NONE
X X
Pathmark Stores New 10wt COM 70322A119 4 15000 SOLE
NONE X X
Paychex Inc COM 704326107 219 5262 SOLE NONE X X
Pepsico Inc-North Caroli COM 713448108 4188 72479 SOLE
NONE X X
Pfizer Inc COM 717081103 1324 53163 SOLE NONE X X
Pitney Bowes, Inc COM 724479100 594 13851 SOLE NONE
X X
Plum Creek Timber Co LP COM 729251108 855 23164 SOLE NONE
X X
Procter & Gamble Co COM 742718109 4940 85725 SOLE NONE
X X
Royal Dutch Shell A Adrf COM 780259206 1317 21167 SOLE
NONE X X
Schlumberger Ltd COM 806857108 458 3621 SOLE NONE
X X
Seachange International COM 811699107 1636 210573 SOLE NONE
X X
Simon Property Group Inc COM 828806109 801 9525 SOLE
NONE X X
Southern Co COM 842587107 309 9453 SOLE NONE X X
St Joe Corp COM 790148100 620 9880 SOLE NONE X X
Starbucks Corp COM 855244109 666 17702 SOLE NONE X X
Stone Energy Corp COM 861642106 446 10117 SOLE NONE
X X
Stryker Corp COM 863667101 202 4575 SOLE NONE X X
Suburban Propane COM 864482104 223 7517 SOLE NONE
X X
Sun Microsystems Inc COM 866810104 52 10160 SOLE NONE
X X
SunTrust Banks COM 867914103 1171 16097 SOLE NONE X X
Target Inc COM 87621E106 1004 19306 SOLE NONE X X
Teva Pharmaceutical Industries ADR 881624209 771 18725 SOLE
NONE X X
Texas Instruments COM 882508104 365 11250 SOLE NONE
X X
The Dow Chemical Company COM 260543103 251 6199 SOLE
NONE X X
Timken Company COM 887389104 642 19925 SOLE NONE X X
Triangle Multi-Media Inc COM 895891109 0 31578 SOLE
NONE X X
Tyco Intl Ltd New ADR 902124106 468 17417 SOLE NONE
X X
US Bancorp COM 902973304 527 17284 SOLE NONE X X
United Parcel Service B COM 911312106 1691 21310 SOLE NONE
X X
United Technologies COM 913017109 224 3874 SOLE NONE
X X
Unitedhealth Group COM 91324P102 248 4450 SOLE NONE
X X
Valero Energy COM 91913Y100 1258 21050 SOLE NONE X X
Valero LP COM 91913W104 1090 21523 SOLE NONE X X
Vanguard Health Care	EFT	92204A504	303	5,496	SOLE NONE X X
Vanguard Information Tech	EFT	92204A702	1009	19,812	SOLE NONE X X
Vanguard Telecom Services	EFT	92204A884	686	10,975	SOLE NONE X X
Vanguard Total Stock Market	EFT	922908769	393	3,031	SOLE NONE X X
Verizon Communications COM 92343V104 257 7548 SOLE NONE
X X
Wachovia Corp New COM 929903102 566 10100 SOLE NONE
X X
Walmart Stores COM 931143103 1564 33122 SOLE NONE X X
Walt Disney Holding Co COM 254687106 1618 58020 SOLE NONE
X X
Washington Mutual Inc COM 939322103 1922 45109 SOLE NONE
X X
Wellpoint Health Networks Inc COM 94973H108 331 4280 SOLE
NONE X X
Wells Fargo & Co-New COM 949746101 1203 18844 SOLE NONE
X X
Wm Wrigley Jr Co COM 982526105 1350 21102 SOLE NONE
X X
World Associates Inc New COM 981428204 2 40000 SOLE
NONE X X
Xerox Corp COM 984121103 273 18013 SOLE NONE X X
Yum! Brands Inc COM 988498101 762 15601 SOLE NONE X X
Zimmer Holdings Inc COM 98956P102 810 11989 SOLE NONE
X X